SANFORD C. BERNSTEIN FUND, INC.
-Intermediate Duration Portfolio
(Intermediate Duration Class–SNIDX; Class A–IDPAX; Class Z–IDPZX; Advisor Class–IDPYX )
(the “Portfolio”)

Supplement dated May 9, 2025 to the Prospectuses of the Portfolio dated January 31, 2025, as amended (each, a “Prospectus”, and together, the “Prospectuses”) and to the Summary Prospectuses dated January 31, 2025, as amended (each, a “Summary Prospectus”, and together, the “Summary Prospectuses”). The Prospectus offering Class A, Class Z and Advisor Class shares is referred to as the Retail Prospectus, and the Prospectus offering the Intermediate Duration Class is referred to as the Bernstein Prospectus.

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At meetings held on May 6-8, 2025, AllianceBernstein L.P., the Portfolio’s investment adviser (the “Manager”), recommended, and the Board of Directors (the “Board”) approved, the following, effective November 7, 2025: (i) a contractual waiver of a portion of the advisory fee paid by the Portfolio; and (ii) contractual limits on Portfolio operating expenses. In addition, the Board approved: (i) the discontinuance of the offering of Class A and Advisor Class shares of the Portfolio to investors effective May 13, 2025; (ii) the liquidation of the assets of the Portfolio corresponding to such classes of shares; (iii) the making of a final liquidating distribution to the remaining shareholders of each such class on or about November 7, 2025; and (iv) the redemption of all outstanding shares of each such class in the liquidating distribution or immediately thereafter.

The Board also approved changes to the Portfolio’s name and principal strategies, which will be effective on or about November 7, 2025.

The following applies to the Prospectuses and Summary Prospectuses for the Portfolio as of the indicated effective date.

Name Change (Effective on or about November 7, 2025)

The Portfolio’s name is changed to “AB Core Bond Portfolio.”

Changes in Principal Strategies (Effective on or about November 7, 2025)

The first sentence under “Principal Strategies” is revised and restated as follows:

The Portfolio invests, under normal circumstances, at least 80% of its net assets, including any borrowings for investment purposes, in fixed-income securities.

Portfolio Expenses and Examples (Changes Effective November 7, 2025)

The following replaces the “Annual Portfolio Operating Expenses” table (and related footnotes) and the “Examples” section under the heading “Fees and Expenses of the Portfolio” in the “Summary Information” section of the designated Prospectuses and Summary Prospectuses:

Bernstein Prospectus and Summary Prospectus

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Intermediate Duration Class
Management Fees	.43%
Fee Waiver(a)	(.15)%
Net Management Fees	.28%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	.10%
Transfer Agent	.01%
Other Expenses	.03%
Total Other Expenses	.14%
Total Annual Portfolio Operating Expenses	.42%
Fee Waiver and/or Expense Reimbursement(b)	(.14)%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	.28%

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(a)	Effective November 7, 2025, the Manager has contractually agreed to waive 0.15% of its management fee from the Portfolio until January 31, 2027. This waiver agreement may be terminated or changed only with the consent of the Board of Directors.
(b)	The Manager has contractually agreed to waive its fees and/or bear expenses of the Portfolio until January 31, 2027 to the extent necessary to prevent total Portfolio operating expenses (excluding any acquired fund fees and expenses other than the advisory fees of any AB Funds in which the Portfolio may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding 0.28% of average daily net assets.

Examples

The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Portfolio’s operating expenses stay the same and that any fee waiver and/or expense limitation is in effect for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Intermediate Duration Class
After 1 Year	$ 29
After 3 Years	$ 153
After 5 Years	$ 289
After 10 Years	$ 686

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Retail Prospectus and Summary Prospectus

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Z
Management Fees	.43%
Fee Waiver(a)	(.15)%
Net Management Fees	.28%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Transfer Agent	.07%
Other Expenses	.33%
Total Other Expenses	.40%
Total Annual Portfolio Operating Expenses	.68%
Fee Waiver and/or Expense Reimbursement(b)	(.40)%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	.28%

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(a)	Effective November 7, 2025, the Manager has contractually agreed to waive 0.15% of its management fee from the Portfolio until January 31, 2027. This waiver agreement may be terminated or changed only with the consent of the Board of Directors.
(b)	The Manager has contractually agreed to waive its fees and/or bear expenses of Class Z shares of the Portfolio until January 31, 2027 to the extent necessary to prevent total Portfolio operating expenses (excluding any acquired fund fees and expenses other than the advisory fees of any AB Funds in which the Portfolio may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions, and other transaction costs), on an annualized basis, from exceeding 0.28% of average daily net assets for Class Z shares.

Examples

The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Portfolio’s operating expenses stay the same and that any fee waiver and/or expense limitation is in

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effect for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class Z
After 1 Year	$ 29
After 3 Years	$210
After 5 Years	$ 406
After 10 Years	$974

The section “Management of the Portfolios” in the Bernstein Prospectus is supplemented to include the following:

Effective November 7, 2025, the Manager has contractually agreed to waive 0.15% of its management fee payable by the AB Intermediate Duration Portfolio.

Effective on November 7, 2025, the Manager has contractually agreed to waive its management fees and/or bear certain expenses of the AB Intermediate Duration Portfolio through January 31, 2027, to the extent necessary to prevent total Portfolio operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB Funds in which the Portfolio may invest, interest expense, taxes, extraordinary expenses and brokerage commissions and other transaction costs), on an annualized basis, from exceeding 0.28%.

The section “Management of the Portfolios” in the Retail Prospectus is supplemented to include the following:

Effective November 7, 2025, the Manager has contractually agreed to waive 0.15% of its management fee payable by the AB Intermediate Duration Portfolio.

Effective on November 7, 2025, the Manager has contractually agreed to waive its management fees and/or bear certain expenses of the AB Intermediate Duration Portfolio to the extent necessary to prevent total Portfolio operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB Funds in which the Portfolio may invest, interest expense, taxes, extraordinary expenses and brokerage commissions and other transaction costs), on an annualized basis, from exceeding 0.28% of average daily net assets for Class Z shares.

The following replaces certain information with respect to the Portfolio in Appendix A of the Portfolio’s Retail Prospectus under the heading “Hypothetical Investment and Expense Information”:

The following supplemental hypothetical investment information provides additional information calculated and presented in a manner different from expense information found under “Fees and Expenses of the Portfolio” in this Prospectus about the effect of the Portfolio’s expenses, including investment advisory fees and other Portfolio costs, on the Portfolio’s returns over a 10-year period. The chart shows the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Portfolio assuming a 5% return each year. Except as otherwise indicated, the chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The expense ratio reflects the Portfolio’s operating expenses as reflected under “Fees and Expenses of the

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Portfolio.” Additional information concerning the fees and expenses incurred by the Portfolio may be found at FINRA’s Fund Analyzer web page (available at https://tools.finra.org/fund_analyzer/).

AB Intermediate Duration Portfolio

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses*	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$29.40	$10,470.60
2	10,470.60	523.53	10,994.13	91.25	10,902.88
3	10,902.88	545.14	11,448.02	95.02	11,353.00
4	11,353.00	567.65	11,920.65	98.94	11,821.71
5	11,821.71	591.09	12,412.80	103.03	12,309.77
6	12,309.77	615.49	12,925.26	107.28	12,817.98
7	12,817.98	640.90	13,458.88	111.71	13,347.17
8	13,347.17	667.36	14,014.53	116.32	13,898.21
9	13,898.21	694.91	14,593.12	121.12	14,472.00
10	14,472.00	723.60	15,195.60	126.12	15,069.48
Cumulative		$6,069.67		$1,000.19

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* Expenses are net of any fee waiver or expense waiver for the first year. Thereafter, the expense ratio reflects the Portfolio’s operating expenses before fee waiver as reflected under “Fees and Expenses of the Portfolio” in the Summary Information at the beginning of this Prospectus.

Liquidation of Class A and Advisor Class Shares

The following is added to “PURCHASE AND SALE OF PORTFOLIO SHARES” in the summary section of the Retail Prospectus and Summary Prospectus.

At meetings held on May 6-8, 2025, the Board of Directors of the Portfolio approved: (i) the discontinuance of the offering of Class A and Advisor Class shares of the Portfolio to investors effective May 13, 2025; (ii) the liquidation of the assets of the Portfolio corresponding to such classes of shares; (iii) the making of a final liquidating distribution to the remaining shareholders of each such class on or about November 7, 2025; and (iv) the redemption of all outstanding shares of each such class in the liquidating distribution or immediately thereafter.

The Portfolio has suspended sales of Class A and Advisor Class shares to new investors effective May 13, 2025. Existing retirement plan sponsors may continue to add new participants and make additional purchases until the liquidation date of each class. In addition, in the case of sales made through retail omnibus platforms, the Portfolio will continue to offer its shares.

The Portfolio expects to make liquidating distributions to shareholders based on net asset value on or about November 7, 2025.

The Statements of Additional Information are revised, as applicable, to incorporate changes conforming to this Supplement as of the indicated effective date.

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This Supplement should be read in conjunction with the Prospectuses and Summary Prospectuses for the Portfolio.

You should retain this Supplement with your Prospectus for future reference.

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AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.